Issuance of common units and Series A Preferred Units (Tables)	9 Months Ended
Sep. 30, 2020
Issuance of common units and Series A Preferred Units
Schedule of net proceeds for units issued

	Nine months ended September 30, 2020
		Series A
		preferred
(in thousands of U.S. dollars)	Common units	units	Total
Gross proceeds for units issued	$—	2,436	$2,436
Less: Commissions	—	(43)	(43)
Net proceeds for units issued	$—	2,393	$2,393